Vanguard International Dividend Growth Fund Investment Objectives and Goals - Investor Prospectus [Member] - Vanguard International Dividend Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard International Dividend Growth Fund (the “Fund”) seeks to provide, primarily, a growing stream of income over time and, secondarily, long-term capital appreciation and current income.